General and Administrative Expenses - Summary of Stock Grants Linked to Long-term and Short-term Performance (Details)	12 Months Ended
Dec. 31, 2025 shares
Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	1,872,085
Linked to short-term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	1,783,461
KB Financial Group Inc. | Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	235,601
KB Financial Group Inc. | Series 38
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 21, 2023
Number of granted shares	55,547
Vesting conditions	Services fulfillment, market performance3 35%, and non-market performance5 65%
KB Financial Group Inc. | Series 39 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 1, 2024
Number of granted shares	47,839
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
KB Financial Group Inc. | Series 40 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 1, 2024
Number of granted shares	489
Vesting conditions	Services fulfillment, market performance3 30%, and non-market performance4 70%
KB Financial Group Inc. | Series 41 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 6, 2024
Number of granted shares	6,450
Vesting conditions	Services fulfillment, market performance3 30%, and non-market performance4 70%
KB Financial Group Inc. | Deferred grant in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	1,063
Vesting conditions	Satisfied
KB Financial Group Inc. | Deferred grant In 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	40
Vesting conditions	Satisfied
KB Financial Group Inc. | Deferred grant In 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	13,239
Vesting conditions	Satisfied
KB Financial Group Inc. | Deferred grant In 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	46,315
Vesting conditions	Satisfied
KB Financial Group Inc. | Deferred grant In 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	25,541
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	541
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	1,558
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	78
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	14,653
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	26,317
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	23,462
Vesting conditions	Satisfied
KB Financial Group Inc. | Series 43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 1, 2025
Number of granted shares	33,538
Vesting conditions	Services fulfillment, market performance3 0%, and non-market performance4 100%
KB Financial Group Inc. | Series 44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 7, 2025
Number of granted shares	5,540
Vesting conditions	Services fulfillment, market performance3 0%, and non-market performance4 100%
KB Financial Group Inc. | Stock granted in 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	15,312
Vesting conditions	Proportional to service period
Kookmin Bank | Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	660,256
Kookmin Bank | Deferred grant In 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	29,628
Vesting conditions	Satisfied
Kookmin Bank | Deferred grant In 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	93,891
Vesting conditions	Satisfied
Kookmin Bank | Deferred grant In 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	118,288
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	54,211
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	118,021
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	97,412
Vesting conditions	Satisfied
Kookmin Bank | Series 96 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 1, 2024
Number of granted shares	220,113
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 97 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 1, 2024
Number of granted shares	2,045
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 98 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 22, 2024
Number of granted shares	2,962
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 99 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July. 5, 2024
Number of granted shares	4,929
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 101 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Aug. 24, 2024
Number of granted shares	4,453
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 102
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 1, 2025
Number of granted shares	179,314
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Series 103
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 9, 2025
Number of granted shares	4,633
Vesting conditions	Services fulfillment, market performance3 0~30%, and non-market performance4 70~100%
Kookmin Bank | Stock granted in 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	57,301
Vesting conditions	Proportional to service period
Other subsidiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Explanation of share options in share-based payment arrangement	The Group changed the scheme of share-based payments awarded to executives and employees from stock options to stock grants in November 2007. The stock grants award program is an incentive plan that sets on grant date, the maximum number of shares that can be awarded. Actual shares to be granted is determined in accordance with achievement of pre-set performance targets over the vesting period.
Other subsidiaries | Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	976,228
Other subsidiaries | Stock granted in 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	160
Other subsidiaries | Stock granted in 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	219
Other subsidiaries | Stock granted in 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	1,028
Other subsidiaries | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	1,155
Other subsidiaries | Stock granted in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	3,955
Other subsidiaries | Stock granted in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	11,044
Other subsidiaries | Stock granted in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	13,255
Other subsidiaries | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	25,783
Other subsidiaries | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	18,692
Other subsidiaries | Stock granted in 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	79,498
Other subsidiaries | Stock granted in 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	119,878
Other subsidiaries | Stock granted in 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	453,356
Other subsidiaries | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	1,289
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	7,290
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	20,121
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	51,583
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	41,130
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	48,423
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	81,625
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	202,086
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	409,430
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	421,073
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	248,205
Other subsidiaries | Stock granted in 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	90,545
Vesting conditions	Proportional to service period